Leases, Commitments, and Contingencies - Additional Information (Detail) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) ft²	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Other Commitments [Line Items]
Lease term		20 years
Number of lease extension options		4
Extension term of lease agreement		5 years
Proceeds from sale of land and uncompleted facility			$ 7,000
Percentage of annual base rent		8.00%
Increase in percentage of annual base rent on the sixth, eleventh and sixteenth anniversaries		7.50%
Annual base rent		$ 1,400
Restricted cash		499		$ 393	$ 388
Roseville, MN Lease [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Remaining Lease Term	15 years 7 months 6 days
Maximum [Member] | Roseville, MN Lease [Member]
Other Commitments [Line Items]
Lessee, Operating Lease, Remaining Lease Term	5 years
Cellectis [Member]
Other Commitments [Line Items]
Minimum net worth required	$ 300,000	$ 300,000
Cellectis [Member] | Maximum [Member]
Other Commitments [Line Items]
Threshold percentage of ownership in outstanding common stock to enact indemnification agreement	50.00%	50.00%
Corporate Headquarters [Member]
Other Commitments [Line Items]
Office and lab building area | ft²	38,000	44,000
Option to extend		true
Option to extend, description		The lease has a term of twenty years with four options to extend its term for five years each subject to there being no default under the lease terms beyond any cure period and the Company occupying the property at the time of extension.
Equipment [Member]
Other Commitments [Line Items]
Option to extend		true
Restricted cash	$ 200	$ 600
Aggregate payments for equipment financing		$ 600
Financing arrangement payment period		21 months